Prepaid Taxes	12 Months Ended
Dec. 31, 2024
Prepaid Taxes [Abstract]
PREPAID TAXES

Note 6 - PREPAID TAXES

Prepaid taxes as of December 31, 2024 and 2023, consist of prepaid value added tax (“VAT”) in the amount of $201,232 and $106,270, respectively, which can be used to offset VAT payable when the Company incurs sales.